Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises And Equipment Tables
Schedule of premises and equipment

As of December 31, premises and equipment consisted of the following:

(Dollars in thousands)
	2013	2012
Land and land improvements	$4,221	$4,108
Leasehold improvements	38	38
Buildings	11,838	11,190
Furniture and equipment	4,517	4,556
Total cost	20,614	19,892
Accumulated depreciation	(8,619)	(7,771)
Premises and equipment, net	$11,995	$12,121

Schedule of rent commitments under non-cancelable operating leases	Rent commitments under non-cancelable operating leases were as follows, before considering renewal options that generally are present (dollars in thousands):
2014	$49
2015	50
2016	38
$137